Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Municipal Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.49%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was ~~13% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information -Contingent Deferred Sales Charge" section.)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information -Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfoliofor the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	813
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,238
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	813
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,238
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Portfolio’s Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the "alternative income tax," although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.  Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Credit and Interest Rate Risk.  Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.  Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

The Portfolio’s investments in municipal bonds in the fourth highest grade are considered speculative.  The ratings of municipal bonds do not ensure the stability or safety of the Portfolio’s investments.

Tax Risk.  There is no guarantee that the Portfolio's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Municipal Bond Portfolio's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks. The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled "Additional Information About Investment Strategies and Related Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life  ~~of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.  The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for the past 1 and 5 years of the Portfolio and for the life of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2007	rr_AnnualReturn2007	(0.23%)
Annual Return 2008	rr_AnnualReturn2008	(4.17%)
Annual Return 2009	rr_AnnualReturn2009	6.98%
Annual Return 2010	rr_AnnualReturn2010	0.53%
Annual Return 2011	rr_AnnualReturn2011	4.93%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.84% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -3.34% (quarter ended December 31, 2010).  For the period January 1, 2012 through September 30, 2012, the return for the Portfolio’s Class A shares was 1.60%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Return for the Portfolio
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.34%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2011)
1 Year	rr_AverageAnnualReturnYear01	(1.12%)
5 Years	rr_AverageAnnualReturnYear05	0.34%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2006
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.34%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
Life of Portfolio	rr_AverageAnnualReturnSinceInception	(0.24%)
After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Life of Portfolio	rr_AverageAnnualReturnSinceInception	(0.06%)
Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	5.19%
Lipper General Municipal Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.96%
5 Years	rr_AverageAnnualReturnYear05	4.18%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.33%

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information -Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information -Contingent Deferred Sales Charge" section.)
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").